Stock Options Oustanding and Exercisable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:OutstandingOptionsNumber160To160-0]	2,983,750
[custom:OutstandingOptionsAggregateIntrinsicValue160To160-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears160To160]	9 years
[custom:ExercisableOptionsNumber160To160-0]	2,983,750
[custom:ExercisableOptionsWeightedAverageExercisePrice160To160-0]	$ 1.60
[custom:ExercisableOptionsAggregateIntrinsicValue160To160-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears160To160]	9 years
[custom:OutstandingOptionsNumber161To193-0]	435,000
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]	7 years 10 days
[custom:ExercisableOptionsNumber161To193-0]	435,000
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 1.77
[custom:ExercisableOptionsAggregateIntrinsicValue161To193-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]	7 years 10 days
[custom:OutstandingOptionsNumber239-0]	3,369,643
[custom:OutstandingOptionsAggregateIntrinsicValue239-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239]	4 years 4 months 17 days
[custom:ExercisableOptionsNumber239-0]	3,369,643
[custom:ExercisableOptionsWeightedAverageExercisePrice239-0]	$ 2.39
[custom:ExercisableOptionsAggregateIntrinsicValue239-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239]	4 years 4 months 17 days
[custom:OutstandingOptionsNumber315To326-0]	430,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0]	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]	2 years 2 months 15 days
[custom:ExercisableOptionsNumber315To326-0]	430,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]	2 years 2 months 15 days
Outstanding Options Number Total	7,218,393
Outstanding Options Aggregate Intrinsic Value Total	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years Total	6 years 3 months 25 days
Exercisable Options Number Total	7,218,393
Exercisable Options Weighted Average Exercise Price Total	$ 2.08
Exercisable Options Aggregate Intrinsic Value Total	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years Total	6 years 3 months 25 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		46.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		51.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.60
Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.77
Range 239 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 161to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.08
Minimum [Member] | Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Minimum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Minimum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 161to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Maximum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 161to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26